Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets
Schedule of intangible assets

	Databases A$	Websites A$	Patents & Trademarks A$	Capitalized development costs A$	Total A$
Balance at 1 July 2023	895,057	-	44,677	2,780,538	3,720,272
Additions	53,420	58,500	-	1,629,897	1,741,817
Disposals	-	-	(29,314)	-	(29,314)
Amortization expense	(288,595)	-	(3,230)	(935,984)	(1,227,809)
Balance at 30 June 2024	659,882	58,500	12,133	3,474,451	4,204,966

Balance at 1 July 2024	659,882	58,500	12,133	3,474,451	4,204,966
Additions	-	282,491	-	1,624,211	1,906,702
Disposals	-	-	-	-	-
Capitalized R&D Tax Incentive rebate FY24	-	(25,448)	-	(518,568)	(544,016)
Capitalized R&D Tax Incentive rebate FY25	-	-	-	(470,684)	(470,684)
Amortization expense	(236,255)	(8,872)	(3,231)	(1,213,816)	(1,462,174)
Balance at 30 June 2025	423,627	306,671	8,902	2,895,594	3,634,794

Schedule of key assumptions used in impairment testing

Key assumptions used in impairment testing

Assumption	2025	Basis of determination
Forecast period	5 years	Based on financial forecasts
Revenue growth (CAGR)	15.3%	Based on historical performance and current market growth expectations
Terminal growth rate	0.0%	A conservative rate applied for impairment testing purposes. Although management anticipates long-term growth based on the scalability of the Group’s technology and market expansion plans, no terminal growth has been assumed to ensure a prudent valuation approach
Post-tax discount rate	16.0%	Based on the Group’s weighted average cost of capital (WACC) adjusted for specific risks

Schedule of sensitivity analysis

Sensitivity scenario	Change	Impact on headroom
Increase in discount rate	+1.0%	Decrease headroom by $1.1 million
Decrease in terminal growth rate	-0.5%	Decrease headroom by $0.6 million
Decrease in forecast cash flows	-1.0%	Decrease headroom by $0.2 million